VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 1.7%
Incitec Pivot Ltd. #	3,454,284	$7,179,340
Treasury Wine Estates Ltd. #	1,334,498	11,757,813
		18,937,153
Brazil: 2.3%
Rumo SA *	2,820,500	8,690,964
Yara International ASA (NOK) #	339,776	16,855,333
		25,546,297
Canada: 6.5%
Nutrien Ltd. (USD)	1,121,413	72,701,205
Chile: 1.6%
Sociedad Quimica y Minera de Chile SA (ADR)	334,218	17,954,191
China: 4.8%
China Mengniu Dairy Co. Ltd. (HKD) # *	5,083,000	32,733,671
Wilmar International Ltd. (SGD) #	6,640,651	20,518,638
		53,252,309
Denmark: 1.0%
Bakkafrost P/F (NOK) #	103,802	8,595,068
Schouw & Co. #	30,435	2,924,965
		11,520,033
Germany: 7.7%
Bayer AG #	1,443,474	78,385,821
K+S AG # *	447,906	7,188,111
		85,573,932
Indonesia: 0.1%
Golden Agri-Resources Ltd. (SGD) #	8,019,545	1,381,966
Israel: 0.9%
ICL Group Ltd. (USD) †	1,322,251	9,612,765
Japan: 4.6%
Kubota Corp. #	1,866,530	39,624,981
Maruha Nichiro Corp. #	96,100	2,270,336
NH Foods Ltd. #	173,400	6,531,904
Nippon Suisan Kaisha Ltd. #	445,900	2,584,542
		51,011,763
Malaysia: 1.6%
IOI Corp. Bhd	5,396,755	4,859,851
Kuala Lumpur Kepong Bhd	731,470	3,515,389
PPB Group Bhd	1,231,680	5,401,563
Sime Darby Plantation Bhd #	5,178,800	4,417,421
		18,194,224
Netherlands: 0.6%
OCI NV # *	216,545	6,400,811
Norway: 3.1%
Leroy Seafood Group ASA #	585,566	4,847,171
Mowi ASA #	871,285	22,138,390
Salmar ASA #	116,662	7,752,253
		34,737,814
Russia: 0.6%
PhosAgro PJSC (USD) (GDR)	281,866	6,279,974
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR) #	16,884,600	7,537,267
Sweden: 1.8%
Oatly Group AB (ADR) * †	1,315,611	19,892,038
Switzerland: 0.7%
Bucher Industries AG #	15,592	7,396,090
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd. #	1,743,000	4,220,737
Thailand: 0.8%
Charoen Pokphand Foods PCL (NVDR) #	11,284,836	8,565,575
United Kingdom: 3.6%
CNH Industrial NV (USD) †	1,838,100	30,530,841
Genus Plc #	127,738	9,345,058
		39,875,899
United States: 54.9%
AGCO Corp.	121,727	14,915,209
Archer-Daniels-Midland Co.	824,675	49,488,747
Balchem Corp.	55,300	8,022,371
Beyond Meat, Inc. * †	109,540	11,530,180
Bunge Ltd.	215,566	17,529,827
CF Industries Holdings, Inc.	347,324	19,387,626
Corteva, Inc.	1,271,808	53,517,681
Darling Ingredients, Inc. *	219,975	15,816,202
Deere & Co.	244,741	82,005,367
Elanco Animal Health, Inc. *	642,024	20,474,145
FMC Corp.	243,952	22,336,245
IDEXX Laboratories, Inc. *	107,055	66,577,504
Mosaic Co.	657,873	23,499,224
Neogen Corp. *	150,913	6,554,152
Pilgrim's Pride Corp. *	114,047	3,316,487
Sanderson Farms, Inc.	38,144	7,178,701
Toro Co.	186,822	18,198,331
Tractor Supply Co.	211,380	42,827,702
Tyson Foods, Inc.	558,830	44,114,040
Zoetis, Inc.	432,857	84,034,858
		611,324,599
Total Common Stocks (Cost: $943,379,354)		1,111,916,642

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $2,060,796)
Money Market Fund: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2,060,796	2,060,796
Total Investments: 100.2% (Cost: $945,440,150)		1,113,977,438
Liabilities in excess of other assets: (0.2)%		(1,721,425)
NET ASSETS: 100.0%		$1,112,256,013

Definitions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $321,153,262 which represents 28.9% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,937,064.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.9%	$42,827,702
Consumer Staples	29.4	327,200,005
Health Care	23.9	265,371,538
Industrials	18.1	201,361,783
Materials	24.7	275,155,614
	100.0%	$1,111,916,642

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 12.7%
Evolution Mining Ltd. # ‡	93,384,502	$235,928,470
Gold Road Resources Ltd. # † ‡	44,881,852	38,704,531
Newcrest Mining Ltd. #	37,778,567	625,762,746
Northern Star Resources Ltd. # † ‡	59,319,960	363,012,514
OceanaGold Corp. (CAD) * † ‡	35,869,170	58,609,292
Perseus Mining Ltd. # * ‡	62,515,443	62,837,104
Ramelius Resources Ltd. # ‡	41,479,159	39,887,522
Regis Resources Ltd. # ‡	38,427,734	55,672,678
Silver Lake Resources Ltd. # * † ‡	45,108,183	43,662,272
St Barbara Ltd. # ‡	36,088,232	34,751,812
Westgold Resources Ltd. # † ‡	21,606,409	25,286,945
		1,584,115,886
Brazil: 5.7%
Wheaton Precious Metals Corp. (USD) †	18,938,915	711,724,426
Burkina Faso: 0.4%
IAMGOLD Corp. (USD) * † ‡	24,288,417	54,891,822
Canada: 46.1%
Agnico Eagle Mines Ltd. (USD)	10,910,111	565,689,255
Alamos Gold, Inc. (USD) † ‡	20,020,883	144,150,358
Aya Gold & Silver, Inc. * †	4,877,784	29,994,030
B2Gold Corp. (USD) † ‡	53,717,989	183,715,522
Barrick Gold Corp. (USD)	74,825,780	1,350,605,329
Dundee Precious Metals, Inc. † ‡	9,817,456	59,051,202
Endeavour Silver Corp. (USD) * † ‡	8,685,109	35,522,096
Equinox Gold Corp. (USD) * † ‡	15,308,085	101,033,361
First Majestic Silver Corp. (USD) † ‡	13,067,773	147,665,835
Fortuna Silver Mines, Inc. (USD) * † ‡	14,843,487	58,334,904
Franco-Nevada Corp. (USD) †	8,038,005	1,044,217,229
K92 Mining, Inc. * † ‡	11,225,606	53,963,721
Kinross Gold Corp. (USD) ‡	64,296,910	344,631,438
Kirkland Lake Gold Ltd. † ‡	13,544,902	564,099,167
New Gold, Inc. (USD) * † ‡	34,687,484	36,768,733
Osisko Gold Royalties Ltd. (USD) † ‡	8,564,912	96,183,962
Pan American Silver Corp. (USD) † ‡	10,715,008	249,338,236
Pretium Resources, Inc. (USD) * † ‡	9,573,646	92,289,947
Sandstorm Gold Ltd. (USD) * † ‡	9,929,931	57,196,403
Silvercorp Metals, Inc. (USD) ‡	8,985,431	34,234,492
SSR Mining, Inc. (USD) † ‡	11,020,877	160,353,760
Torex Gold Resources, Inc. * ‡	4,369,005	43,660,736
Victoria Gold Corp. * † ‡	3,179,872	37,826,634
Wesdome Gold Mines Ltd. * † ‡	7,143,315	57,232,227
Yamana Gold, Inc. (USD) † ‡	49,240,861	194,993,810
		5,742,752,387
China: 3.6%
Zhaojin Mining Industry Co. Ltd. (HKD) # † ‡	132,944,000	93,597,553
Zijin Mining Group Co. Ltd. (HKD) # ‡	292,262,000	354,941,408
		448,538,961
Egypt: 0.6%
Centamin Plc (GBP) # ‡	58,922,508	75,485,230
Kyrgyzstan: 0.8%
Centerra Gold, Inc. (CAD) ‡	15,120,973	103,245,385
Peru: 0.7%
Cia de Minas Buenaventura SAA (ADR) * † ‡	12,927,096	87,387,169
South Africa: 4.0%
DRDGOLD Ltd. (ADR) † ‡	4,405,196	35,638,036
Gold Fields Ltd. (ADR) † ‡	45,230,177	367,269,037
Harmony Gold Mining Co. Ltd. (ADR) † ‡	31,388,546	98,873,920
		501,780,993
Tanzania: 2.7%
AngloGold Ashanti Ltd. (ADR) † ‡	21,265,561	340,036,320
Turkey: 0.6%
Eldorado Gold Corp. (USD) * † ‡	9,303,360	71,914,973
United Kingdom: 2.3%
Endeavour Mining Plc (CAD) † ‡	12,692,834	285,647,628
United States: 19.6%
Argonaut Gold, Inc. (CAD) * † ‡	15,830,980	34,364,917
Coeur Mining, Inc. * † ‡	13,095,785	80,800,993
GoGold Resources, Inc. (CAD) * † ‡	14,037,945	30,694,327
Hecla Mining Co. ‡	27,359,514	150,477,327
Newmont Corp.	33,611,825	1,825,122,097
Royal Gold, Inc. ‡	3,342,748	319,199,007
		2,440,658,668
Total Common Stocks (Cost: $12,503,792,305)		12,448,179,848

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $83,531,408)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	83,531,408	83,531,408
Total Investments: 100.5% (Cost: $12,587,323,713)		12,531,711,256
Liabilities in excess of other assets: (0.5)%		(62,936,203)
NET ASSETS: 100.0%		$12,468,775,053

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,049,530,785 which represents 16.4% of net assets.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
†	Security fully or partially on loan. Total market value of securities on loan is $274,357,099.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.1%	$11,711,918,601
Precious Metals & Minerals	0.4	60,688,357
Silver	5.5	675,572,890
	100.0%	$12,448,179,848

Transactions in securities of affiliates for the period ended September 30, 2021:

	Value 12/31/2020		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021
Alamos Gold, Inc.	$202,348,029		$23,201,326	$(48,970,981)	$8,670,294	$1,499,091	$(41,098,310)	$144,150,358
AngloGold Ashanti Ltd.	555,316,906		58,849,543	(138,768,754)	24,214,549	11,830,144	(159,575,924)	340,036,320
Argonaut Gold, Inc.	–		40,413,501	(1,539,154)	10,835	–	(4,520,265)	34,364,917
B2Gold Corp.	346,458,398		34,498,468	(75,540,588)	11,669,023	6,525,521	(133,369,779)	183,715,522
Centamin Plc	115,183,901		12,246,206	(26,622,381)	(5,696,834)	3,933,991	(19,625,662)	75,485,230
Centerra Gold, Inc.	201,525,211		18,197,748	(42,548,964)	8,978,148	2,047,460	(82,906,758)	103,245,385
Cia de Minas Buenaventura SAA	182,132,887		17,251,099	(40,624,329)	(6,775,633)	–	(64,596,855)	87,387,169
Coeur Mining, Inc.	148,558,290		21,687,484	(35,030,725)	8,564,995	–	(62,979,051)	80,800,993
DRDGOLD Ltd.	–	(a)	6,600,210	(13,457,293)	(1,893,578)	2,329,095	(15,334,739)	35,638,036
Dundee Precious Metals, Inc.	76,514,526		12,257,595	(18,118,089)	3,956,890	836,053	(15,559,720)	59,051,202
Eldorado Gold Corp.	136,597,279		17,084,199	(30,641,040)	(3,966,028)	–	(47,159,437)	71,914,973
Endeavour Mining Plc	223,223,248		262,214,175	(12,022,671)	4,471,012	3,451,738	(192,238,136)	285,647,628
Endeavour Silver Corp.	–		54,057,132	(3,858,723)	(119,323)	–	(14,556,990)	35,522,096
Equinox Gold Corp.	147,360,355		38,767,145	(32,513,116)	(708,595)	–	(51,872,428)	101,033,361
Evolution Mining Ltd.	387,584,793		58,124,548	(87,239,281)	13,497,872	8,204,064	(136,039,462)	235,928,470
First Majestic Silver Corp.	175,080,394		51,917,169	(53,761,694)	22,865,584	123,356	(48,435,618)	147,665,835
Fortuna Silver Mines, Inc.	89,380,326		31,162,544	(19,786,551)	4,886,334	–	(47,307,749)	58,334,904
GoGold Resources, Inc.	–		35,859,485	(1,321,266)	(47,697)	–	(3,796,195)	30,694,327
Gold Fields Ltd.	482,218,188		61,017,343	(128,969,672)	38,677,746	17,474,760	(85,674,568)	367,269,037
Gold Road Resources Ltd.	52,987,929		6,373,629	(12,615,878)	(1,317,064)	653,350	(6,724,085)	38,704,531
Harmony Gold Mining Co. Ltd.	169,770,136		18,499,724	(41,774,573)	9,449,671	2,298,929	(57,071,038)	98,873,920
Hecla Mining Co.	202,636,786		27,444,323	(51,405,619)	20,318,117	841,212	(48,516,280)	150,477,327
IAMGOLD Corp.	102,400,153		10,684,021	(23,010,606)	(6,439,435)	–	(28,742,311)	54,891,822
K92 Mining, Inc.	77,080,191		10,073,220	(19,495,898)	91,820	–	(13,785,612)	53,963,721
Kinross Gold Corp.	543,900,033		62,268,599	(133,439,219)	26,046,025	5,774,824	(154,144,000)	344,631,438
Kirkland Lake Gold Ltd.	708,338,478		77,333,802	(204,548,149)	20,425,624	7,495,487	(37,450,588)	564,099,167
New Gold, Inc.	87,233,981		8,317,464	(17,916,107)	3,851,002	–	(44,717,607)	36,768,733
Northern Star Resources Ltd.	426,875,246		288,093,540	(129,997,879)	14,682,976	8,597,754	(236,641,369)	363,012,514
OceanaGold Corp.	80,010,444		9,786,351	(18,868,226)	(4,681,848)	–	(7,637,429)	58,609,292
Osisko Gold Royalties Ltd.	124,618,698		16,079,327	(30,013,959)	2,589,214	1,033,437	(17,089,318)	96,183,962
Pan American Silver Corp.	427,132,341		44,857,194	(103,243,627)	32,807,631	2,558,991	(152,215,303)	249,338,236
Perseus Mining Ltd.	72,435,336		9,066,009	(17,739,351)	2,772,569	–	(3,697,459)	62,837,104
Pretium Resources, Inc.	126,591,808		14,194,862	(30,552,799)	2,508,718	–	(20,452,642)	92,289,947
Ramelius Resources Ltd.	62,075,381		7,093,780	(14,528,428)	(1,191,732)	737,224	(13,561,479)	39,887,522
Regis Resources Ltd.	87,000,503		33,765,021	(19,668,240)	(4,489,054)	1,675,723	(40,935,552)	55,672,678
Resolute Mining Ltd.	39,928,687		2,319,618	(25,381,336)	(48,489,772)	–	31,622,803	–
Royal Gold, Inc.	410,914,734		53,299,922	(108,911,824)	10,440,192	4,103,450	(46,544,018)	319,199,006
Sandstorm Gold Ltd.	81,219,860		10,381,544	(19,759,172)	2,351,667	–	(16,997,496)	57,196,403
Saracen Mineral Holdings Ltd.	239,553,823		1,779,704	(237,044,851)	78,380,941	370,196	(82,669,617)	–
Silver Lake Resources Ltd.	71,711,925		7,733,529	(16,695,327)	(484,220)	–	(18,603,635)	43,662,272
Silvercorp Metals, Inc.	69,022,757		7,063,064	(14,895,355)	(1,262,118)	105,611	(25,693,856)	34,234,492
SSR Mining, Inc.	259,911,253		23,334,384	(54,346,413)	11,984,834	1,678,720	(80,530,298)	160,353,760
St Barbara Ltd.	75,627,992		6,772,450	(16,547,592)	(6,875,106)	1,724,553	(24,225,932)	34,751,812
Teranga Gold Corp.	105,818,637		795,749	(76,654,819)	1,907,918	–	(31,867,485)	–
Torex Gold Resources, Inc.	75,473,469		7,777,894	(17,187,942)	(1,517,181)	–	(20,885,504)	43,660,736
Victoria Gold Corp.	–		49,290,147	(1,630,228)	(228,410)	–	(9,604,875)	37,826,634
Wesdome Gold Mines Ltd.	68,296,995		9,313,155	(15,575,586)	(1,116,967)	–	(3,685,370)	57,232,227
Westgold Resources Ltd.	50,723,137		4,545,138	(10,240,634)	(1,730,986)	311,262	(18,009,710)	25,286,945
Yamana Gold, Inc.	320,326,946		32,531,670	(66,042,120)	10,235,365	3,989,137	(102,058,051)	194,993,810
Zhaojin Mining Industry Co. Ltd.	183,114,692		17,135,304	(39,849,813)	(2,532,313)	999,109	(64,270,318)	93,597,552
Zijin Mining Group Co. Ltd.	382,742,128		56,670,105	(119,551,614)	70,873,713	5,159,326	(35,792,924)	354,941,408
	$9,254,957,210		$1,790,081,163	$(2,520,468,456)	$370,617,385	$108,363,568	$(2,659,846,004)	$6,295,064,734

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Australia: 15.7%
Alkane Resources Ltd. # * †	22,153,080	$13,581,729
Aurelia Metals Ltd. # * †	56,079,653	12,150,315
Australian Strategic Materials Ltd. # *	1	7
Bellevue Gold Ltd. # * †	35,596,564	21,694,498
Dacian Gold Ltd. # * †	40,230,728	5,641,898
De Grey Mining Ltd. # *	47,380,774	33,138,477
Evolution Mining Ltd. #	72,211,310	182,436,095
Firefinch Ltd. # * † ‡	47,596,891	20,750,618
Gold Road Resources Ltd. # †	40,969,506	35,330,661
OceanaGold Corp. (CAD) * †	30,431,204	49,723,797
Perseus Mining Ltd. # *	52,366,439	52,635,880
Ramelius Resources Ltd. #	37,417,933	35,982,133
Red 5 Ltd. * †	77,360,219	11,735,046
Regis Resources Ltd. #	32,189,226	46,634,559
Resolute Mining Ltd. # * †	33,825,135	10,141,896
Silver Lake Resources Ltd. # *	39,722,952	38,449,661
Silver Mines Ltd. # * †	63,466,191	8,516,546
St Barbara Ltd. #	25,578,807	24,631,573
West African Resources Ltd. # * †	37,703,157	26,438,972
Westgold Resources Ltd. #	13,915,326	16,285,727
		645,900,088
Burkina Faso: 1.2%
IAMGOLD Corp. (USD) * †	21,127,208	47,747,490
Canada: 55.0%
Alamos Gold, Inc. (USD) †	17,630,694	126,940,997
Alexco Resource Corp. (USD) * †	7,348,995	11,023,492
Americas Gold & Silver Corp. (USD) * † ‡	7,765,363	6,188,218
Aya Gold & Silver, Inc. *	4,754,636	29,236,780
B2Gold Corp. (USD) †	40,373,898	138,078,731
Calibre Mining Corp. * †	10,207,303	10,877,262
Discovery Silver Corp. * †	11,738,325	11,396,882
Dundee Precious Metals, Inc.	6,220,708	37,417,054
Endeavour Silver Corp. (USD) *	7,827,443	32,014,242
Equinox Gold Corp. (USD) * †	12,329,813	81,376,766
First Majestic Silver Corp. (USD) †	11,171,874	126,242,176
Fortuna Silver Mines, Inc. (USD) * †	14,510,887	57,027,786
Freegold Ventures Ltd. * †	13,891,485	5,701,995
Galiano Gold, Inc. (USD) * †	6,769,561	4,874,084
Gold Royalty Corp. (USD) * †	1,139,250	5,696,250
Gold Standard Ventures Corp. (USD) * †	11,538,851	5,236,331
GoldMining, Inc. (USD) * † ‡	7,694,418	9,002,469
Gran Colombia Gold Corp. †	4,678,868	17,654,015
Great Bear Resources Ltd. * †	2,407,662	25,770,925
Great Panther Mining Ltd. (USD) * † ‡	18,343,816	8,438,155
i-80 Gold Corp. * †	3,235,597	7,943,092
Jaguar Mining, Inc. †	1,505,858	4,718,993
K92 Mining, Inc. * †	9,473,047	45,538,822
Karora Resources, Inc. * †	6,929,251	18,104,607
Liberty Gold Corp. * †	10,529,871	7,397,549
Lundin Gold, Inc. * †	5,220,670	39,025,729
MAG Silver Corp. (USD) * †	4,098,943	66,402,877
Marathon Gold Corp. * †	11,098,733	26,895,931
Maverix Metals, Inc. (USD) †	2,872,899	12,841,859
McEwen Mining, Inc. (USD) * †	20,602,904	21,427,020
Metalla Royalty & Streaming Ltd. (USD) * † ‡	2,363,548	16,072,126
New Found Gold Corp. * †	2,774,459	16,885,250
New Gold, Inc. (USD) * †	30,548,280	32,381,177
New Pacific Metals Corp. * †	4,581,339	15,224,721
Novagold Resources, Inc. (USD) *	9,617,938	66,171,413
Novo Resources Corp. * †	10,844,889	14,895,297
Orla Mining Ltd. * †	7,575,482	24,995,473
Osisko Gold Royalties Ltd. (USD) †	5,610,731	63,008,509
Osisko Mining, Inc. * †	13,652,876	25,326,012
Pan American Silver Corp. (USD) †	9,550,822	222,247,628
Pretium Resources, Inc. (USD) * †	8,841,892	85,235,839
Pure Gold Mining, Inc. * †	14,687,471	10,318,387
Sabina Gold & Silver Corp. * †	12,950,787	14,925,326
Sandstorm Gold Ltd. (USD) * †	9,384,229	54,053,159
Seabridge Gold, Inc. (USD) * †	3,622,633	55,969,680
Silvercorp Metals, Inc. (USD) †	8,577,490	32,680,237
SilverCrest Metals, Inc. (USD) * †	7,055,320	49,246,134
Skeena Resources Ltd. * †	2,193,677	21,748,891
SSR Mining, Inc. (USD) †	9,263,551	134,784,667
Sulliden Mining Capital, Inc. *	1,694,754	143,810
Torex Gold Resources, Inc. *	3,331,294	33,290,589
Victoria Gold Corp. * †	2,191,437	26,068,560
Wallbridge Mining Co. Ltd. * †	29,457,151	12,323,708
Wesdome Gold Mines Ltd. *	6,897,517	55,262,894
Yamana Gold, Inc. (USD) †	46,006,155	182,184,374
		2,265,934,950
China: 0.9%
Real Gold Mining Ltd. (HKD) * ∞	19,287,400	3
Zhaojin Mining Industry Co. Ltd. (HKD) #	51,405,000	36,191,044
		36,191,047
Egypt: 1.3%
Centamin Plc (GBP) #	43,028,951	55,124,101
Indonesia: 2.9%
Merdeka Copper Gold Tbk PT # *	676,776,800	118,448,021
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD) †	484,060	5,857,126
Kyrgyzstan: 1.4%
Centerra Gold, Inc. (CAD)	8,442,431	57,644,574
Mexico: 1.9%
Industrias Penoles SAB de CV *	6,741,186	79,833,072
Peru: 2.3%
Cia de Minas Buenaventura SAA (ADR) * †	9,927,215	67,107,973
Hochschild Mining Plc (GBP)	16,027,197	28,741,668
		95,849,641
Russia: 0.8%
Petropavlovsk Plc (GBP) * †	125,588,064	34,747,893
South Africa: 2.1%
DRDGOLD Ltd. (ADR) †	1,986,928	16,074,248
Harmony Gold Mining Co. Ltd. (ADR) †	21,910,655	69,018,563
		85,092,811
Turkey: 2.0%
Eldorado Gold Corp. (USD) * †	7,093,648	54,833,899
Koza Altin Isletmeleri AS # *	2,503,323	26,833,532
		81,667,431
United Kingdom: 5.3%
Endeavour Mining Plc (CAD) †	7,727,900	173,913,588
Greatland Gold Plc # * ‡	203,913,559	44,179,846
		218,093,434
United States: 6.7%
Argonaut Gold, Inc. (CAD) * †	13,402,972	29,094,347
Aura Minerals, Inc. (BRL) (BDR)	1,945,428	20,518,590
Coeur Mining, Inc. *	10,125,903	62,476,821
Gatos Silver, Inc. *	1,240,579	14,427,934
GoGold Resources, Inc. (CAD) *	13,065,811	28,568,731
Gold Resource Corp. ‡	3,874,280	6,082,619
Golden Star Resources Ltd. * †	3,166,079	7,535,268
Hecla Mining Co.	19,979,692	109,888,306
		278,592,616
Total Common Stocks (Cost: $4,817,956,275)		4,106,724,295

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $77,044,805)
Money Market Fund: 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio	77,044,805	77,044,805
Total Investments: 101.5% (Cost: $4,895,001,080)		4,183,769,100
Liabilities in excess of other assets: (1.5)%		(61,504,337)
NET ASSETS: 100.0%		$4,122,264,763

Definitions:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $213,941,588.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $865,217,789 which represents 21.0% of net assets.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	4.1%	$164,334,991
Gold	74.0	3,047,420,546
Precious Metals & Minerals	4.9	203,100,653
Silver	17.0	691,868,106
	100.0%	$4,106,724,296

Transactions in securities of affiliates for the period ended September 30, 2021:

	Value 12/31/2020		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021
Alexco Resource Corp.	$23,466,863		$2,938,563	$(2,760,424)	$789,494	$–	$(13,411,004)	$—	(a)
Americas Gold & Silver Corp.	–	(b)	5,506,305	(1,540,786)	179,035	–	(14,821,080)	6,188,218
Argonaut Gold, Inc.	32,376,438		3,556,463	(7,718,734)	874,202	–	5,978	–	(a)
Endeavour Silver Corp.	45,123,019		8,267,971	(11,688,303)	438,662	–	(10,127,107)	–	(a)
Firefinch Ltd.	–		22,535,060	–	–	–	(1,784,443)	20,750,617
Fortuna Silver Mines, Inc.	76,799,832		29,064,631	(9,505,813)	3,263,826	–	(42,594,690)	–	(a)
Freegold Ventures Ltd.	8,326,263		1,672,489	(1,171,989)	(315,415)	–	(2,809,353)	–	(a)
Gold Resource Corp.	10,463,080		2,402,648	(1,544,560)	(523,937)	124,927	(4,714,611)	6,082,620
GoldMining, Inc.	18,351,915		19,202,157	(1,091,366)	(357,901)	–	(27,102,336)	9,002,469
Great Panther Mining Ltd.	17,099,397		1,330,346	(2,373,089)	(256,480)	–	(7,362,019)	8,438,155
Greatland Gold Plc	111,017,621		7,237,644	(11,829,255)	(2,444,253)	–	(59,801,911)	44,179,846
Metalla Royalty & Streaming Ltd.	26,786,700		9,280,341	(7,051,942)	(1,666,794)	–	(11,276,179)	16,072,126
Pan American Silver Corp.	371,133,447		32,266,669	(63,920,408)	14,575,977	2,475,486	(131,808,057)	–	(a)
Sabina Gold & Silver Corp.	43,570,859		3,113,452	(9,575,111)	(3,152,597)	–	(19,031,277)	–	(a)
Sandstorm Gold Ltd.	70,654,435		9,195,382	(11,543,923)	1,927,213	–	(16,179,948)	–	(a)
Silvercorp Metals, Inc.	59,975,000		5,746,583	(7,647,293)	2,828,403	110,409	(28,222,456)	–	(a)
Yamana Gold, Inc.	275,275,800		30,021,653	(39,900,788)	9,114,924	3,953,426	(92,327,215)	–	(a)
	$1,190,420,669		$193,338,357	$(190,863,784)	$25,274,359	$6,664,248	$(483,367,708)	$110,714,051

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Austria: 0.6%
Verbund AG #	15,385	$1,556,765
Brazil: 1.0%
Centrais Eletricas Brasileiras SA (ADR) †	159,393	1,131,690
Cia Energetica de Minas Gerais (ADR) †	450,427	1,135,076
Cia Paranaense de Energia (ADR)	72,500	473,425
		2,740,191
Canada: 3.6%
Ballard Power Systems, Inc. (USD) * †	111,831	1,571,226
Boralex, Inc.	42,466	1,253,683
Brookfield Renewable Corp. (USD)	44,233	1,716,683
Canadian Solar, Inc. (USD) * †	17,694	612,035
Innergex Renewable Energy, Inc. †	57,000	913,368
Northland Power, Inc. †	107,434	3,375,201
TransAlta Renewables, Inc. †	50,774	761,099
		10,203,295
Chile: 0.6%
Enel Americas SA (ADR) †	183,706	1,074,680
Enel Chile SA (ADR) †	236,878	570,876
		1,645,556
China: 18.7%
BYD Co. Ltd. (HKD) # †	299,000	9,293,636
China Everbright Environment Group Ltd. (HKD) #	1,666,000	1,251,931
China Longyuan Power Group Corp. Ltd. (HKD) #	683,000	1,675,950
Daqo New Energy Corp. (ADR) *	27,974	1,594,518
Li Auto, Inc. (ADR) * †	294,458	7,741,301
NIO, Inc. (ADR) *	475,073	16,926,851
Xinyi Solar Holdings Ltd. (HKD) #	2,580,000	5,281,578
XPeng, Inc. (ADR) *	243,106	8,639,987
		52,405,752
Denmark: 10.7%
Orsted A/S 144A #	89,654	11,824,884
Rockwool International #	3,935	1,681,616
Vestas Wind Systems A/S #	414,092	16,622,665
		30,129,165
France: 0.3%
Neoen SA 144A # * †	22,897	923,161
Germany: 1.6%
Encavis AG # †	48,392	843,766
Nordex SE # *	50,997	856,584
Siemens Gamesa Renewable
Energy SA # *	106,917	2,718,921
		4,419,271
Ireland: 2.2%
Kingspan Group Plc #	62,073	6,194,945
Italy: 6.3%
Enel SpA #	2,210,434	16,974,350
ERG SpA #	26,455	785,755
		17,760,105
Japan: 0.4%
Horiba Ltd. #	14,984	1,042,744
New Zealand: 1.9%
Contact Energy Ltd. # †	332,253	1,926,808
Mercury NZ Ltd. # †	304,556	1,361,113
Meridian Energy Ltd. # †	597,160	2,017,999
		5,305,920
Norway: 0.7%
NEL ASA # * †	693,177	1,022,236
Scatec ASA 144A #	46,095	858,044
		1,880,280
Portugal: 1.0%
EDP Renovaveis SA	114,225	2,835,602
South Korea: 5.3%
Hanwha Solutions Corp. # *	49,131	1,831,904
Samsung SDI Co. Ltd. #	21,915	13,077,116
		14,909,020
Spain: 7.2%
Acciona SA # †	11,742	1,953,046
Atlantica Sustainable
Infrastructure Plc (USD)	26,326	908,510
Iberdrola SA # *	1,729,116	17,404,658
		20,266,214
Sweden: 3.0%
Nibe Industrier AB #	678,456	8,531,694
Switzerland: 0.2%
Landis+Gyr Group AG #	10,176	652,925
Taiwan: 0.3%
Simplo Technology Co. Ltd. #	81,000	832,992
Thailand: 0.6%
Energy Absolute PCL (NVDR) #	851,600	1,532,631
United Kingdom: 1.6%
Ceres Power Holdings Plc # *	56,154	807,391
ITM Power Plc # * †	180,729	1,039,054
Johnson Matthey Plc #	76,406	2,743,150
		4,589,595
United States: 32.4%
Badger Meter, Inc.	9,298	940,400
Bloom Energy Corp. * †	47,165	882,929
EnerSys	14,968	1,114,218
Enphase Energy, Inc. *	50,992	7,647,270
First Solar, Inc. *	28,320	2,703,427
Fisker, Inc. *	60,433	885,343
FuelCell Energy, Inc. * †	127,320	851,771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	29,168	1,559,905
Installed Building Products, Inc.	7,064	756,908
Lucid Group, Inc. *	284,868	7,229,950
NextEra Energy, Inc.	279,489	21,945,476
Nikola Corp. *	109,871	1,172,324
Ormat Technologies, Inc. †	12,516	833,691
Owens Corning	36,272	3,101,256
Plug Power, Inc. * †	204,898	5,233,095
Renewable Energy Group, Inc. *	14,337	719,717
SolarEdge Technologies, Inc. *	18,789	4,983,219
Sunnova Energy International, Inc. * †	30,358	999,992
Sunrun, Inc. * †	50,441	2,219,404
Tesla, Inc. *	32,047	24,851,807
Workhorse Group, Inc. * †	55,112	421,607
		91,053,709
Total Common Stocks (Cost: $262,637,531)		281,411,532

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $6,812,524)
Money Market Fund: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio	6,812,524	6,812,524
Total Investments: 102.6% (Cost: $269,450,055)		288,224,056
Liabilities in excess of other assets: (2.6)%		(7,299,333)
NET ASSETS: 100.0%		$280,924,723

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $137,122,012 which represents 48.8% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $23,535,115.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $13,606,089, or 4.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	27.3%	$76,747,390
Energy	0.3	719,717
Financials	0.5	1,559,905
Industrials	20.2	56,873,258
Information Technology	14.0	39,368,224
Materials	1.6	4,575,055
Utilities	36.1	101,567,983
	100.0%	$281,411,532

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Argentina: 0.0%
Cresud SACIF y A (ADR) *	3,714	$18,013
Australia: 5.7%
Alumina Ltd. #	35,676	53,074
Ampol Ltd. #	2,046	40,799
APA Group # †	10,132	63,058
Bega Cheese Ltd. #	25,605	98,268
BHP Group Ltd. # †	44,715	1,193,251
BlueScope Steel Ltd. #	7,647	110,710
Costa Group Holdings Ltd. #	39,713	92,522
Elders Ltd. #	14,236	124,269
Evolution Mining Ltd. #	33,821	85,446
Fortescue Metals Group Ltd. #	25,705	273,583
Glencore Plc (GBP) #	85,686	403,360
GrainCorp Ltd. #	20,821	93,873
Newcrest Mining Ltd. #	15,250	252,600
Northern Star Resources Ltd. # †	21,719	132,911
Nufarm Ltd. # *	29,033	99,103
Oil Search Ltd. #	15,881	49,380
Origin Energy Ltd. #	15,125	50,702
OZ Minerals Ltd. # †	5,054	81,077
Rio Tinto Plc (GBP) #	16,202	1,062,825
Santos Ltd. # †	16,100	82,396
South32 Ltd. #	70,848	175,666
Woodside Petroleum Ltd. # †	8,275	141,379
		4,760,252
Austria: 0.3%
Mayr Melnhof Karton AG	132	25,242
OMV AG #	1,237	74,526
Verbund AG #	648	65,569
Voestalpine AG #	1,897	70,109
		235,446
Brazil: 3.1%
Adecoagro SA (USD) * †	10,718	96,784
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) †	1,859	13,162
Cia Siderurgica Nacional SA (ADR)	9,899	52,069
Cosan SA	7,450	31,419
Gerdau SA (ADR) †	17,396	85,588
Klabin SA *	17,000	75,533
Minerva SA/Brazil	22,550	43,247
Petroleo Brasileiro SA (ADR)	15,978	165,212
SLC Agricola SA	8,400	70,297
Suzano SA *	12,150	121,569
Vale SA (ADR)	60,962	850,420
Wheaton Precious Metals Corp. (USD)	8,402	315,747
Yara International ASA (NOK) #	14,368	712,756
		2,633,803
British Virgin Islands: 0.1%
Japfa Ltd. (SGD) #	50,300	25,201
Lee & Man Paper Manufacturing Ltd. (HKD) #	18,600	13,595
Nine Dragons Paper Holdings Ltd. (HKD) #	25,857	31,562
		70,358
Canada: 10.2%
Agnico Eagle Mines Ltd. (USD)	4,557	236,280
Alamos Gold, Inc. †	7,328	52,696
Algonquin Power & Utilities Corp. †	3,358	49,223
B2Gold Corp.	19,624	67,073
BALLARD POWER SYSTEMS INC * †	1,359	19,073
Barrick Gold Corp. (USD)	33,184	598,971
Boralex, Inc.	486	14,348
Cameco Corp. (USD)	6,037	131,184
Canadian Natural Resources Ltd. (USD)	10,175	371,795
Canadian Solar, Inc. (USD) * †	250	8,648
Canadian Utilities Ltd. †	1,688	45,476
Canfor Corp. *	940	20,642
Cenovus Energy, Inc.	10,915	110,025
Enbridge, Inc. (USD)	17,396	692,361
Equinox Gold Corp. * †	5,107	33,701
First Majestic Silver Corp. †	4,078	46,161
Franco-Nevada Corp.	3,566	463,185
Innergex Renewable Energy, Inc. †	714	11,441
Ivanhoe Mines Ltd. *	8,435	53,932
Kinross Gold Corp. (USD)	23,547	126,212
Kirkland Lake Gold Ltd.	4,959	206,526
Lundin Gold, Inc. *	1,427	10,667
Methanex Corp. †	414	19,075
Northland Power, Inc. †	1,141	35,846
Novagold Resources, Inc. (USD) *	4,518	31,084
Nutrien Ltd. (USD)	51,916	3,365,714
Osisko Gold Royalties Ltd. †	2,948	33,114
Pan American Silver Corp. (USD)	3,924	91,312
Pembina Pipeline Corp. †	4,723	149,685
Pretium Resources, Inc. * †	3,505	33,892
SSR Mining, Inc. (USD)	3,999	58,185
Stella-Jones, Inc.	994	33,464
Suncor Energy, Inc. (USD)	12,804	265,555
Sundial Growers, Inc. (USD) * †	181,105	122,807
TC Energy Corp. (USD)	8,407	404,293
Teck Resources Ltd. (USD)	7,087	176,537
Tourmaline Oil Corp.	2,605	90,990
TransAlta Renewables, Inc. †	581	8,709
Village Farms International, Inc. * †	6,426	53,666
West Fraser Timber Co. Ltd.	1,515	127,576
Yamana Gold, Inc. (USD)	18,033	71,411
		8,542,535
Chile: 1.0%
Empresas CMPC SA #	17,991	33,798
Lundin Mining Corp. (CAD)	9,725	69,933
Sociedad Quimica y Minera de Chile SA (ADR)	12,993	697,984
		801,715
China: 1.9%
Aluminum Corp. of China Ltd. (HKD) # *	59,800	44,418
Angang Steel Co. Ltd. (HKD) # †	20,640	12,628
Beijing Enterprises Water Group Ltd. (HKD) #	24,300	9,512
China Coal Energy Co. Ltd. (HKD) #	17,700	13,431
China Gas Holdings Ltd. (HKD) #	24,500	72,359
China Hongqiao Group Ltd. (HKD) #	33,200	42,134
China Longyuan Power Group Corp. Ltd. (HKD) #	18,129	44,485
China Molybdenum Co. Ltd. (HKD) #	54,300	33,523
China Petroleum & Chemical Corp. (HKD) #	218,227	107,540
CHINA RESOURCES GAS GROUP LT (HKD) #	8,000	41,963
China Shenhua Energy Co. Ltd. (HKD) #	29,091	67,766
ENN Energy Holdings Ltd. (HKD) #	6,500	107,208
Guangdong Investment Ltd. (HKD) #	15,200	19,835
Jiangxi Copper Co. Ltd. (HKD) #	16,400	29,177
Kunlun Energy Co. Ltd. (HKD) #	33,300	34,673
Maanshan Iron & Steel Co. Ltd. (HKD) #	14,900	6,763
PetroChina Co. Ltd. (HKD) #	181,640	85,074
Shandong Chenming Paper Holdings Ltd. (HKD) # †	6,000	3,422
Shandong Gold Mining Co. Ltd. (HKD) 144A # †	14,500	25,680
Sinofert Holdings Ltd. (HKD) # * †	159,800	27,381
Wilmar International Ltd. (SGD) #	177,864	549,574
Xinyi Solar Holdings Ltd. (HKD) #	24,000	49,131
Yanzhou Coal Mining Co. Ltd. (HKD) #	13,200	24,892
Zhaojin Mining Industry Co. Ltd. (HKD) #	21,400	15,066
Zijin Mining Group Co. Ltd. (HKD) #	107,161	130,143
		1,597,778
Cyprus: 0.1%
Novolipetsk Steel PJSC (USD) (GDR) #	1,910	56,315
Czech Republic: 0.1%
CEZ AS #	1,386	45,109
Denmark: 0.9%
Bakkafrost P/F (NOK) #	4,520	374,267
Orsted A/S 144A #	1,029	135,720
Vestas Wind Systems A/S #	5,492	220,462
		730,449
Egypt: 0.0%
Centamin Plc (GBP) #	21,579	27,645
Finland: 0.5%
Metsa Board Oyj #	2,724	25,512
Neste Oyj #	3,699	208,777
Stora Enso Oyj #	9,397	156,602
		390,891
France: 1.4%
Neoen SA 144A # * †	262	10,563
Suez SA	2,086	47,590
SunPower Corp. (USD) * †	442	10,025
TotalEnergies SE # *	21,314	1,019,293
Veolia Environnement SA #	2,963	90,584
Voltalia SA *	150	3,668
		1,181,723
Germany: 0.9%
E.ON SE #	12,210	149,109
Encavis AG #	553	9,642
K+S AG # *	17,413	279,448
Nordex SE # *	618	10,380
Siemens Energy AG # *	3,744	100,202
Siemens Gamesa Renewable Energy SA # *	1,222	31,076
Suedzucker AG #	5,759	92,363
UNIPER SE #	786	32,738
VERBIO Vereinigte BioEnergie AG #	172	11,304
		716,262
Greece: 0.0%
Terna Energy SA	284	3,779
Hong Kong: 0.4%
Astra Agro Lestari Tbk PT (IDR) #	35,000	23,784
CP Pokphand Co. Ltd.	569,400	70,218
Hong Kong & China Gas Co. Ltd. #	92,705	140,067
Power Assets Holdings Ltd. #	11,700	68,587
United Tractors Tbk PT (IDR) #	12,800	23,033
		325,689
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc #	3,589	29,848
India: 1.1%
Reliance Industries Ltd. (USD) 144A (GDR)	13,882	945,364
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD) #	484,919	83,564
Indah Kiat Pulp & Paper Tbk PT #	39,500	23,485
Merdeka Copper Gold Tbk PT # *	226,500	39,642
Pabrik Kertas Tjiwi Kimia Tbk PT #	19,100	10,559
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	254,500	21,621
		178,871
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP) #	3,975	206,596
Israel: 0.5%
Energix-Renewable Energies Ltd. #	1,469	6,191
ICL Group Ltd. #	61,648	448,946
		455,137
Italy: 0.5%
Eni SpA #	21,674	289,177
ERG SpA #	302	8,970
Snam SpA #	17,606	97,445
		395,592
Japan: 5.5%
Chubu Electric Power Co., Inc. #	6,200	73,092
Daio Paper Corp. #	1,900	35,487
ENEOS Holdings, Inc. #	26,400	106,977
Hitachi Metals Ltd. # * †	3,017	58,116
Hokuto Corp. #	2,300	40,418
Idemitsu Kosan Co. Ltd. #	1,900	49,857
Inpex Corp. #	9,300	72,231
JFE Holdings, Inc. #	8,764	131,097
Kubota Corp. #	104,500	2,218,454
Kumiai Chemical Industry Co. Ltd. #	9,000	70,234
Kurita Water Industries Ltd. #	565	27,119
Maruha Nichiro Corp. #	4,036	95,349
NH Foods Ltd. #	9,400	354,094
Nippon Sanso Holdings Corp. #	1,800	44,997
Nippon Steel Corp. #	14,400	258,348
Nippon Suisan Kaisha Ltd. #	25,314	146,726
Nisshin Seifun Group, Inc. #	22,750	376,038
Oji Holdings Corp. #	14,676	73,763
Rengo Co. Ltd. #	3,870	30,160
RENOVA INC # *	200	8,184
Sakata Seed Corp. #	3,400	106,343
Sumitomo Forestry Co. Ltd. #	2,883	54,621
Sumitomo Metal Mining Co. Ltd. #	4,100	147,886
Tokyo Gas Co. Ltd. #	3,500	64,962
		4,644,553
Kazakhstan: 0.0%
NAC Kazatomprom JSC (USD) (GDR) #	984	34,600
Kyrgyzstan: 0.0%
Centerra Gold, Inc. (CAD)	4,097	27,974
Liechtenstein: 0.1%
Antofagasta Plc (GBP) #	5,238	95,256
Luxembourg: 0.4%
ArcelorMittal SA #	9,720	297,709
Malaysia: 0.7%
Genting Plantations Bhd	20,451	33,462
IOI Corp. Bhd	160,094	144,167
Kuala Lumpur Kepong Bhd	28,478	136,863
Petronas Dagangan Bhd #	1,400	6,377
PPB Group Bhd	49,200	215,768
Press Metal Aluminium
Holdings Bhd #	38,000	51,983
		588,620
Mexico: 0.6%
Fresnillo Plc (GBP) #	3,437	36,018
Gruma SAB de CV	18,425	211,922
Grupo Mexico SAB de CV	47,264	189,543
Industrias Penoles SAB de CV *	2,282	27,025
Southern Copper Corp. (USD)	1,291	72,477
		536,985
Netherlands: 1.3%
OCI NV # *	5,751	169,993
Royal Dutch Shell Plc (GBP) #	31,827	705,676
Tenaris SA (ADR)	3,494	73,758
Ternium SA (ADR)	2,980	126,054
		1,075,481
Norway: 1.7%
Equinor ASA #	9,232	235,113
Mowi ASA #	40,929	1,039,961
Norsk Hydro ASA #	20,728	154,935
		1,430,009
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR) *	3,551	24,005
Poland: 0.2%
KGHM Polska Miedz SA #	2,064	81,427
Polski Koncern Naftowy ORLEN SA #	2,498	51,543
Polskie Gornictwo Naftowe i Gazownictwo SA #	13,894	22,592
		155,562
Portugal: 0.1%
EDP Renovaveis SA	1,306	32,421
Galp Energia SGPS SA #	3,709	42,149
Navigator Co. SA #	3,274	11,526
		86,096
Russia: 3.0%
Evraz Plc (GBP) #	7,528	59,769
Gazprom PJSC (ADR) #	51,841	512,372
Lukoil PJSC (ADR) #	3,273	310,851
MMC Norilsk Nickel PJSC (ADR) #	9,128	271,146
Novatek PJSC (USD) (GDR) #	1,617	423,371
PhosAgro PJSC (USD) (GDR)	12,371	275,626
Polymetal International Plc (GBP) #	6,274	106,082
Polyus PJSC (USD) (GDR) #	1,219	99,609
Rosneft Oil Co. PJSC (USD) (GDR) #	19,113	160,078
Severstal PAO (USD) (GDR) #	3,052	63,741
Surgutneftegas PJSC (ADR) #	30,679	153,676
Tatneft PJSC (ADR) #	2,214	96,114
		2,532,435
Saudi Arabia: 0.0%
S-Oil Corp. (KRW) #	358	32,881
Singapore: 0.5%
Charoen Pokphand Indonesia Tbk PT (IDR) #	656,400	293,016
Olam International Ltd. #	80,609	104,169
		397,185
South Africa: 1.7%
Anglo American Platinum Ltd.	1,040	90,169
Anglo American Plc (GBP) #	19,242	674,882
Gold Fields Ltd. (ADR)	16,564	134,500
Harmony Gold Mining Co. Ltd. (ADR)	10,116	31,865
Impala Platinum Holdings Ltd. #	15,250	172,022
Kumba Iron Ore Ltd. #	831	27,327
Northam Platinum Holdings Ltd. *	5,380	64,124
Sasol Ltd. # *	4,962	94,136
Sibanye Stillwater Ltd. #	51,619	156,920
		1,445,945
South Korea: 0.8%
Coway Co. Ltd. #	140	8,738
CS Wind Corp. #	128	8,255
Hyundai Steel Co. #	1,296	50,892
Korea Zinc Co. Ltd. #	189	79,736
POSCO #	1,151	316,938
SK Innovation Co. Ltd. # *	445	97,971
SK, Inc. #	405	90,492
		653,022
Spain: 0.3%
Atlantica Sustainable Infrastructure Plc (USD) †	338	11,664
Enagas SA #	2,137	47,518
Repsol SA #	12,067	157,599
		216,781
Sweden: 0.6%
BillerudKorsnas AB #	2,812	53,600
Boliden AB #	4,152	133,038
Holmen AB #	1,422	62,494
Lundin Energy AB # †	1,400	52,004
SSAB AB # *	9,583	40,875
Svenska Cellulosa AB #	9,199	142,662
		484,673
Taiwan: 0.6%
China Steel Corp. #	191,472	247,769
Formosa Petrochemical Corp. #	14,920	52,834
Taiwan Fertilizer Co. Ltd. #	68,200	165,149
		465,752
Tanzania: 0.2%
AngloGold Ashanti Ltd. (ADR)	7,788	124,530
Thailand: 0.2%
Energy Absolute PCL (NVDR) #	9,900	17,817
PTT Exploration & Production PCL (NVDR) #	12,300	42,373
PTT PCL (NVDR) #	90,800	103,857
Thaifoods Group PCL (NVDR) #	193,900	25,590
		189,637
Turkey: 0.1%
Eldorado Gold Corp. (USD) *	3,407	26,336
Eregli Demir ve Celik Fabrikalari TAS #	20,719	38,191
Gubre Fabrikalari TAS *	4,862	26,630
Hektas Ticaret TAS *	32,078	30,221
		121,378
United Kingdom: 3.3%
BP Plc #	172,483	786,189
Ceres Power Holdings Plc # *	642	9,231
CNH Industrial NV (USD)	90,614	1,505,098
DS Smith Plc #	20,022	110,653
Endeavour Mining Plc (CAD)	3,525	79,329
ITM Power Plc # * †	1,917	11,021
Mondi Plc #	7,451	182,723
Pennon Group Plc #	1,524	23,246
Severn Trent Plc #	1,378	48,277
United Utilities Group Plc #	3,708	48,295
		2,804,062
United States: 48.7%
A.O. Smith Corp.	724	44,215
Advanced Drainage Systems, Inc.	299	32,343
AGCO Corp.	5,624	689,109
Alcoa Corp. *	2,836	138,794
Ameresco, Inc *	167	9,758
American States Water Co.	201	17,190
American Vanguard Corp.	2,444	36,782
American Water Works Co., Inc.	987	166,842
Andersons, Inc.	2,816	86,817
APA Corp.	3,246	69,562
Archer-Daniels-Midland Co.	50,889	3,053,849
Atmos Energy Corp.	1,123	99,049
Baker Hughes Co.	7,115	175,954
Bunge Ltd.	12,867	1,046,344
Cabot Oil & Gas Corp.	3,432	74,680
California Water Service Group	280	16,500
Cal-Maine Foods, Inc.	3,407	123,197
CF Industries Holdings, Inc.	19,569	1,092,342
Cheniere Energy, Inc. *	2,156	210,577
Chevron Corp.	16,608	1,684,882
Cimarex Energy Co.	883	76,998
Clearway Energy, Inc. †	444	13,440
Cleveland-Cliffs, Inc. * †	6,903	136,748
Coeur Mining, Inc. *	4,796	29,591
ConocoPhillips	11,499	779,287
Continental Resources, Inc.	600	27,690
Corteva, Inc.	66,794	2,810,692
Covanta Holding Corp.	644	12,957
Cree, Inc. * †	630	50,860
Darling Ingredients, Inc. *	14,745	1,060,165
Deere & Co.	18,396	6,163,948
Devon Energy Corp.	5,407	192,003
Diamondback Energy, Inc.	1,462	138,408
EOG Resources, Inc.	5,014	402,474
EQT Corp. *	3,246	66,413
Essential Utilities, Inc.	1,216	56,033
Evoqua Water Technologies Corp. *	654	24,564
Exxon Mobil Corp.	36,356	2,138,460
First Solar, Inc. *	491	46,871
FMC Corp.	11,709	1,072,076
Franklin Electric Co., Inc.	212	16,928
Freeport-McMoRan, Inc.	22,284	724,899
Fresh Del Monte Produce, Inc.	3,027	97,530
FuelCell Energy, Inc. * †	1,754	11,734
Graphic Packaging Holding Co.	4,712	89,716
Halliburton Co.	7,647	165,328
Hecla Mining Co.	10,020	55,110
Hess Corp.	2,367	184,886
HollyFrontier Corp.	1,395	46,216
Howmet Aerospace, Inc.	6,185	192,972
Hydrofarm Holdings Group, Inc. *	3,237	122,520
Imperial Oil Ltd. †	1,627	51,348
Ingredion, Inc.	6,096	542,605
International Paper Co.	5,997	335,352
Itron, Inc. *	246	18,605
Kinder Morgan, Inc.	16,739	280,043
Lindsay Corp.	992	150,576
Louisiana-Pacific Corp.	1,461	89,662
Marathon Oil Corp.	6,770	92,546
Marathon Petroleum Corp.	5,481	338,781
Mosaic Co.	31,451	1,123,430
New Fortress Energy, Inc. †	355	9,851
Newmont Corp.	14,911	809,667
NextEra Energy, Inc.	10,669	837,730
NiSource, Inc.	3,370	81,655
NOV, Inc. *	3,355	43,984
Nucor Corp.	4,458	439,068
Occidental Petroleum Corp.	8,019	237,202
ONEOK, Inc.	3,789	219,724
Ormat Technologies, Inc.	244	16,253
Ovintiv, Inc.	2,242	73,717
Packaging Corp. of America	1,458	200,388
Pentair Plc	902	65,512
PG&E Corp. *	12,957	124,387
Phillips 66	3,761	263,383
Pilgrim's Pride Corp. *	4,434	128,941
Pioneer Natural Resources Co.	2,095	348,838
Plug Power, Inc. * †	2,811	71,793
PotlatchDeltic Corp.	1,029	53,076
Rayonier, Inc.	2,169	77,390
Reliance Steel & Aluminum Co.	964	137,293
Reliance Worldwide Corp. Ltd. (AUD) #	4,297	15,612
Renewable Energy Group, Inc. *	273	13,705
Royal Gold, Inc.	1,224	116,880
Schlumberger NV	12,009	355,947
Scotts Miracle-Gro Co.	3,706	542,410
Seaboard Corp.	23	94,300
SJW Group	149	9,843
SolarEdge Technologies, Inc. *	284	75,322
Southern Co.	9,093	563,493
Steel Dynamics, Inc.	2,943	172,107
Targa Resources Corp.	1,924	94,680
The Williams Companies, Inc.	10,434	270,658
Tractor Supply Co.	10,402	2,107,549
Tyson Foods, Inc.	26,821	2,117,250
UGI Corp.	1,796	76,546
United States Steel Corp. †	4,100	90,077
Valero Energy Corp.	3,511	247,771
Watts Water Technologies, Inc.	150	25,213
Westrock Co.	4,097	204,153
Weyerhaeuser Co.	11,505	409,233
Xylem, Inc.	980	121,206
		40,863,058
Zambia: 0.2%
First Quantum Minerals Ltd. (CAD)	8,391	155,321
Total Common Stocks (Cost: $72,100,997)		83,832,680

WARRANTS: 0.0% (Cost: $0)
Thailand: 0.0%
Thaifoods Group PCL, THB 5.50, expiring 05/14/24	12,820	583

RIGHTS: 0.0% (Cost: $0)
France: 0.0%
Veolia Environment SA, 0.00 * †	3,521	2,923
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $72,100,997)		83,836,186

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $384,172)
Money Market Fund: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	384,172	384,172
Total Investments: 100.4% (Cost: $72,485,169)		84,220,358
Liabilities in excess of other assets: (0.4)%		(296,349)
NET ASSETS: 100.0%		$83,924,009

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,758,984 which represents 31.9% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $2,689,957.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,117,327, or 1.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.6%	$2,170,908
Consumer Staples	16.2	13,588,986
Energy	23.1	19,385,536
Health Care	0.2	122,807
Industrials	14.3	12,021,824
Information Technology	0.3	259,461
Materials	37.9	31,734,261
Real Estate	0.6	557,712
Utilities	4.8	3,994,691
	100.0%	$83,836,186

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.9%
Ampol Ltd. #	41,461	$826,771
Austria: 4.6%
OMV AG #	16,169	974,131
Finland: 6.8%
Neste Oyj #	25,515	1,440,105
Greece: 1.1%
Motor Oil Hellas Corinth Refineries SA # *	15,058	228,996
Hungary: 4.5%
MOL Hungarian Oil & Gas Plc #	113,381	942,923
India: 8.0%
Reliance Industries Ltd. (USD) 144A (GDR)	24,889	1,694,941
Japan: 11.2%
Cosmo Energy Holdings Co. Ltd. #	12,700	286,800
ENEOS Holdings, Inc. #	275,100	1,114,749
Idemitsu Kosan Co. Ltd. #	36,968	970,064
		2,371,613
New Zealand: 1.3%
Z Energy Ltd. #	115,949	273,218
Poland: 6.0%
Grupa Lotos SA # *	21,109	313,250
Polski Koncern Naftowy ORLEN SA #	46,860	966,900
		1,280,150
Portugal: 5.0%
Galp Energia SGPS SA #	93,203	1,059,146
Saudi Arabia: 3.8%
S-Oil Corp. (KRW) #	8,876	815,222
South Korea: 7.5%
Hyundai Heavy Industries Holdings Co. Ltd. #	10,093	546,542
SK Innovation Co. Ltd. # *	4,751	1,045,982
		1,592,524
Taiwan: 4.5%
Formosa Petrochemical Corp. #	267,000	945,491
Thailand: 4.0%
IRPC PCL (NVDR) #	3,055,400	372,560
Thai Oil PCL (NVDR) #	305,000	466,482
		839,042
Turkey: 2.1%
Turkiye Petrol Rafinerileri AS # *	33,358	434,207
United States: 25.6%
Delek US Holdings, Inc. *	13,490	242,415
HollyFrontier Corp.	26,504	878,078
Marathon Petroleum Corp.	25,111	1,552,111
Phillips 66	19,878	1,392,056
Valero Energy Corp.	19,297	1,361,789
		5,426,449
Total Common Stocks
(Cost: $19,701,268)		21,144,929
Total Investments: 99.9%
(Cost: $19,701,268)		21,144,929
Other assets less liabilities: 0.1%		30,918
NET ASSETS: 100.0%		$21,175,847

Definitions:
GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,023,539 which represents 66.2% of net assets.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,694,941, or 8.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.4%	$20,598,387
Industrials	2.6	546,542
	100.0%	$21,144,929

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 4.9%
Tenaris SA (ADR) †	6,186,019	$130,586,861
United Kingdom: 4.9%
TechnipFMC Plc (USD) *	17,339,538	130,566,721
United States: 90.2%
Baker Hughes Co.	8,522,275	210,755,861
Cactus, Inc. ‡	3,098,456	116,873,760
ChampionX Corp. *	5,510,872	123,223,098
Core Laboratories NV	2,063,076	57,250,359
DMC Global, Inc. *	762,851	28,156,830
Dril-Quip, Inc. *	1,611,273	40,571,854
Frank's International NV * †	10,170,274	29,900,606
Halliburton Co.	15,048,859	325,356,332
Helix Energy Solutions Group, Inc. * † ‡	9,286,340	36,030,999
Helmerich & Payne, Inc.	4,075,698	111,714,882
Liberty Oilfield Services, Inc. * †	7,771,038	94,262,691
Nabors Industries Ltd. * ‡	569,995	54,993,118
NexTier Oilfield Solutions, Inc. *	6,336,621	29,148,457
NOV, Inc. *	8,608,189	112,853,358
Oceaneering International, Inc. * ‡	5,956,554	79,341,299
Oil States International, Inc. * ‡	3,779,554	24,151,350
Patterson-UTI Energy, Inc. ‡	11,999,687	107,997,183
ProPetro Holding Corp. * ‡	5,478,528	47,389,267
RPC, Inc. *	9,197,248	44,698,625
Schlumberger NV	18,182,162	538,919,282
Select Energy Services, Inc. * † ‡	6,259,409	32,486,333
Transocean Ltd. * †	30,896,793	117,098,845
US Silica Holdings, Inc. * ‡	4,461,884	35,650,453
		2,398,824,842
Total Common Stocks (Cost: $2,977,005,956)		2,659,978,424

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $8,173,801)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	8,173,801	8,173,801
Total Investments: 100.3% (Cost: $2,985,179,757)		2,668,152,225
Liabilities in excess of other assets: (0.3)%		(7,941,122)
NET ASSETS: 100.0%		$2,660,211,103

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $34,924,012.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	14.8%	$391,804,028
Oil & Gas Equipment & Services	85.2	2,268,174,396
	100.0%	$2,659,978,424

Transactions in securities of affiliates for the period ended September 30, 2021:

	Value 12/31/2020		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2021
Cactus, Inc.	$–	(a)	$162,684,461	$(93,360,173)	$12,653,567	$636,751	$2,222,479	$116,873,761
Helix Energy Solutions Group, Inc.	–	(a)	62,053,620	(31,227,843)	3,390,439	–	(12,370,339)	36,030,999
Nabors Industries Ltd.	–	(a)	79,424,462	(36,206,390)	10,737,820	–	(8,665,057)	54,993,118
Oceaneering International, Inc.	–	(a)	105,927,468	(46,291,333)	17,259,483	–	(13,091,497)	79,341,299
Oil States International, Inc.	–	(a)	33,207,055	(14,071,435)	1,789,576	–	(2,480,456)	24,151,350
Patterson-UTI Energy, Inc.	–	(a)	133,498,641	(59,779,320)	18,309,091	448,690	(4,817,103)	107,997,183
ProPetro Holding Corp.	–	(a)	70,295,629	(31,871,958)	7,386,265	–	(11,786,881)	47,389,267
Select Energy Services, Inc.	–	(a)	53,196,559	(27,139,752)	1,341,091	–	(3,668,858)	32,486,333
US Silica Holdings, Inc.	–	(a)	59,705,900	(24,075,848)	7,659,215	–	(16,395,990)	35,650,453
	$–		$759,993,795	$(364,024,052)	$80,526,547	$1,085,441	$(71,053,702)	$534,913,763

Symbol Description
(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Australia: 28.9%
Australian Strategic Materials Ltd. # * †	4,320,385	$30,702,706
Iluka Resources Ltd. #	6,276,821	40,343,890
Liontown Resources Ltd. # * †	54,144,402	55,417,198
Lynas Rare Earths Ltd. # * †	10,785,621	50,996,727
Minerals 260 Ltd. *	4,546,129	2,346,673
Orocobre Ltd. # * †	8,694,546	53,392,779
Pilbara Minerals Ltd. # *	28,547,779	41,105,135
		274,305,108
Canada: 10.6%
Lithium Americas Corp. (USD) * †	2,203,111	49,195,468
Standard Lithium Ltd. * †	6,306,583	51,424,401
		100,619,869
China: 34.8%
China Northern Rare Earth Group High- Tech Co. Ltd. #	9,385,810	63,525,809
Ganfeng Lithium Co. Ltd. (HKD) 144A #	3,488,000	61,114,678
Jinduicheng Molybdenum Co. Ltd. #	33,435,069	38,715,650
Shenghe Resources Holding Co. Ltd. #	18,004,105	55,433,233
Xiamen Tungsten Co. Ltd. #	11,173,768	40,672,455
Zhejiang Huayou Cobalt Co. Ltd. #	4,482,036	71,529,416
		330,991,241
France: 3.7%
Eramet SA # *	464,271	34,908,184
Japan: 1.9%
Toho Titanium Co. Ltd. #	1,672,147	17,771,880
Netherlands: 4.4%
AMG Advanced Metallurgical Group NV #	1,310,643	42,446,115
United States: 15.1%
Livent Corp. * †	1,825,686	42,191,603
MP Materials Corp. * †	1,397,947	45,055,832
Tronox Holdings Plc	2,277,570	56,142,101
		143,389,536
Total Common Stocks (Cost: $672,360,563)		944,431,933

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.3% (Cost: $50,235,904)
Money Market Fund: 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio	50,235,904	50,235,904
Total Investments: 104.7% (Cost: $722,596,467)		994,667,837
Liabilities in excess of other assets: (4.7)%		(44,598,383)
NET ASSETS: 100.0%		$950,069,454

Definitions:
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $125,271,813.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $698,075,855 which represents 73.5% of net assets.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $61,114,678, or 6.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$944,431,933

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 15.3%
Rio Tinto Plc (ADR) †	338,830	$22,640,621
Brazil: 21.5%
Cia Siderurgica Nacional SA (ADR)	1,249,265	6,571,134
Gerdau SA (ADR) †	1,117,795	5,499,551
Vale SA (ADR)	1,415,437	19,745,346
		31,816,031
China: 0.0%
ZK International Group Co. Ltd. (USD) *	25,211	70,339
India: 4.5%
Vedanta Ltd. (ADR) †	432,357	6,606,415
Luxembourg: 7.5%
ArcelorMittal SA (USD) †	365,053	11,009,999
Netherlands: 9.3%
Tenaris SA (ADR)	358,146	7,560,462
Ternium SA (ADR)	145,290	6,145,767
		13,706,229
South Korea: 5.8%
POSCO (ADR)	123,226	8,498,897
United States: 36.1%
Allegheny Technologies, Inc. *	125,082	2,080,114
Carpenter Technology Corp.	47,249	1,546,932
Cleveland-Cliffs, Inc. * †	319,253	6,324,402
Commercial Metals Co.	118,536	3,610,607
Gibraltar Industries, Inc. *	32,080	2,234,372
Nucor Corp.	103,715	10,214,890
Olympic Steel, Inc.	10,890	265,280
Reliance Steel & Aluminum Co.	48,583	6,919,191
Ryerson Holding Corp.	37,821	842,274
Schnitzer Steel Industries, Inc.	26,860	1,176,737
Steel Dynamics, Inc.	112,601	6,584,906
SunCoke Energy, Inc.	81,624	512,599
TimkenSteel Corp. *	45,403	593,871
United States Steel Corp. †	299,204	6,573,512
Warrior Met Coal, Inc.	50,538	1,176,019
Worthington Industries, Inc.	50,676	2,670,625
		53,326,331
Total Common Stocks (Cost: $173,653,895)		147,674,862

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $1,418,798)
Money Market Fund: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,418,798	1,418,798
Total Investments: 101.0% (Cost: $175,072,693)		149,093,660
Liabilities in excess of other assets: (1.0)%		(1,508,179)
NET ASSETS: 100.0%		$147,585,481

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $41,186,268.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.1%	$7,560,462
Industrials	1.5	2,234,372
Materials	93.4	137,880,028
	100.0%	$147,674,862

VANECK UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Canada: 20.0%
ARC Resources Ltd.	69,095	$647,399
Cenovus Energy, Inc. (USD)	83,314	838,139
Crescent Point Energy Corp. (USD)	58,834	271,225
Enerplus Corp. (USD)	24,461	195,688
PrairieSky Royalty Ltd.	9,390	100,137
Tourmaline Oil Corp.	29,030	1,013,993
Whitecap Resources, Inc.	60,342	333,897
		3,400,478
United States: 79.8%
Antero Resources Corp. *	24,017	451,760
APA Corp.	24,055	515,499
Cabot Oil & Gas Corp.	26,344	573,246
CNX Resources Corp. *	12,984	163,858
ConocoPhillips	22,135	1,500,089
Continental Resources, Inc.	7,936	366,246
Devon Energy Corp.	33,103	1,175,488
Diamondback Energy, Inc.	8,417	796,837
EOG Resources, Inc.	15,395	1,235,757
EQT Corp. *	30,502	624,071
Hess Corp.	12,076	943,256
Marathon Oil Corp.	55,619	760,312
Matador Resources Co.	9,158	348,370
Murphy Oil Corp.	12,283	306,707
National Fuel Gas Co.	7,150	375,518
Occidental Petroleum Corp.	32,035	947,595
Ovintiv, Inc.	19,284	634,058
PDC Energy, Inc.	7,562	358,363
Pioneer Natural Resources Co.	6,891	1,147,420
Range Resources Corp. *	16,816	380,546
		13,604,996
Total Common Stocks (Cost: $19,187,057)		17,005,474
Total Investments: 99.8% (Cost: $19,187,057)		17,005,474
Other assets less liabilities: 0.2%		42,289
NET ASSETS: 100.0%		$17,047,763

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Gas Utilities	2.2%	$375,518
Integrated Oil & Gas	10.5	1,785,734
Oil & Gas Exploration & Production	87.3	14,844,222
	100.0%	$17,005,474

VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 1.1%
Paladin Energy Ltd. # *	640,325	$314,556
Canada: 7.6%
Cameco Corp. (USD)	55,846	1,213,534
Denison Mines Corp. (USD) * †	214,057	314,664
NexGen Energy Ltd. (USD) *	117,637	556,423
		2,084,621
China: 2.9%
CGN Power Co. Ltd. (HKD) 144A # †	2,580,000	783,050
Czech Republic: 4.8%
CEZ AS #	39,988	1,301,463
Finland: 5.6%
Fortum Oyj #	50,015	1,519,546
France: 4.6%
Electricite de France SA #	99,799	1,254,738
Italy: 3.9%
Endesa SA #	53,297	1,075,424
Japan: 12.4%
Hokuriku Electric Power Co. #	45,800	246,286
Kansai Electric Power Co., Inc. #	132,500	1,280,726
Kyushu Electric Power Co., Inc. #	102,000	772,913
Tokyo Electric Power Co. Holdings, Inc. # *	388,500	1,103,396
		3,403,321
Kazakhstan: 2.2%
NAC Kazatomprom JSC (USD) (GDR) #	17,226	605,704
South Korea: 4.6%
Korea Electric Power Corp. (ADR) †	126,470	1,248,259
United States: 50.3%
BWX Technologies, Inc.	11,632	626,500
Dominion Energy, Inc.	29,144	2,128,095
Duke Energy Corp.	21,538	2,101,893
Energy Fuels, Inc. * †	37,525	263,426
Entergy Corp.	14,817	1,471,476
Exelon Corp.	39,416	1,905,369
PG&E Corp. * †	152,131	1,460,458
Pinnacle West Capital Corp.	16,716	1,209,570
PNM Resources, Inc.	16,419	812,412
Public Service Enterprise Group, Inc.	28,755	1,751,179
		13,730,378
Total Common Stocks (Cost: $24,714,385)		27,321,060

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $607,255)
Money Market Fund: 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	607,255	607,255
Total Investments: 102.2% (Cost: $25,321,640)		27,928,315
Liabilities in excess of other assets: (2.2)%		(610,117)
NET ASSETS: 100.0%		$27,318,198

Definitions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,257,802 which represents 37.5% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,790,896.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $783,050, or 2.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	12.0%	$3,268,306
Industrials	2.3	626,500
Utilities	85.7	23,426,254
	100.0%	$27,321,060

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